Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2019
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Investments Accounted for Using the Equity Method

(10) Investments accounted for using the equity method

Honda’s equity in affiliates and joint ventures as of March 31, 2018 and 2019 is as follows:

	Yen (millions)
	2018	2019
Investments accounted for using the equity method:
Affiliates	¥359,784	¥382,706
Joint ventures	319,733	330,333

Total	¥679,517	¥713,039

Honda’s equity of undistributed earnings:
Affiliates	¥261,296	¥294,532
Joint ventures	230,387	249,284

Total	¥491,683	¥543,816

For the year ended March 31, 2017, the Company recognized impairment losses of ¥12,871 million on certain investments accounted for using the equity method, because there is objective evidence of impairment from declines in quoted market values. The impairment losses are included in share of profit of investments accounted for using the equity method in the consolidated statements of income and mainly included in the automobile business segment. For the year ended March 31, 2018 and 2019, the Company did not recognize any significant impairment losses.

In addition, for the year ended March 31, 2018, the Company recognized reversal of impairment losses of ¥15,782 million, which had been previously recognized, on certain investments accounted for using the equity method mainly due to the recovery of quoted market values. The reversal of impairment losses is included in share of profit of investments accounted for using the equity method in the consolidated statements of income and mainly included in the automobile business segment. For the year ended March 31, 2017 and 2019, the Company did not recognize any significant reversal of impairment losses.

Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen (millions)
	2017	2018	2019
Profit for the year:
Affiliates	¥9,626	¥45,501	¥43,137
Joint ventures	155,167	202,142	185,690

Total	¥164,793	¥247,643	¥228,827

Other comprehensive income:
Affiliates	¥(6,560)	¥4,983	¥(13,150)
Joint ventures	(12,822)	7,325	(8,534)

Total	¥(19,382)	¥12,308	¥(21,684)

Comprehensive income for the year:
Affiliates	¥3,066	¥50,484	¥29,987
Joint ventures	142,345	209,467	177,156

Total	¥145,411	¥259,951	¥207,143

Investments accounted for using the equity method, Honda’s equity of undistributed earnings, profit for the year, other comprehensive income and comprehensive income for the year items include a joint venture that is material to the Company.

(Material joint venture)

Dongfeng Honda Automobile Co., Ltd. is a joint venture that is material to the Company. Dongfeng Honda Automobile Co., Ltd., located in Wuhan City, China, manufactures and sells automobile products. Honda and Dongfeng Motor Corporation each holds 50% equity stake in Dongfeng Honda Automobile Co., Ltd.

Summarized financial information of Dongfeng Honda Automobile Co., Ltd. as of March 31, 2018 and 2019 is as follows:

	Yen (millions)
	2018	2019
Current assets	¥548,948	¥513,364
Non-current assets	160,874	195,806

Total assets	709,822	709,170

Current liabilities	397,669	369,119
Non-current liabilities	41,032	42,264

Total liabilities	438,701	411,383

Total equity	¥271,121	¥297,787

Honda’s share of total equity (50%)	135,561	148,893
Equity method adjustments	(1,389)	(1,310)

Carrying amount of its interest in the joint venture	¥134,172	¥147,583

Cash and cash equivalents included in current assets	¥275,571	¥201,698
Financial liabilities (excluding trade payables and provisions) included in current liabilities	4,421	4,628

Summarized financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen (millions)
	2017	2018	2019
Sales revenue	¥1,321,596	¥1,695,603	¥1,696,651
Interest income	4,663	8,998	6,190
Depreciation and amortization	16,391	16,001	16,091
Income tax expense	49,928	60,295	58,504
Profit for the year	140,916	185,604	176,787
Other comprehensive income	(12,558)	11,586	(8,354)

Comprehensive income for the year	¥128,358	¥197,190	¥168,433

Comprehensive income for the year (50%)	64,179	98,595	84,217
Equity method adjustments	177	842	56

Honda’s share of comprehensive income for the year	¥64,356	¥99,437	¥84,273

Dividend from the joint venture to Honda	¥53,554	¥75,407	¥70,788

Combined financial information in respect of affiliates as of March 31, 2018 and 2019, and for the years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen (millions)
For the year ended March 31, 2017	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Sales revenue	¥158,174	¥2,515,601	¥6,724	¥2,680,499
Profit for the year	10,112	60,145	973	71,230

	Yen (millions)
As of and for the year ended March 31, 2018	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥56,573	¥1,091,352	¥8,190	¥1,156,115
Non-current assets	29,300	1,078,735	22,481	1,130,516

Total assets	85,873	2,170,087	30,671	2,286,631

Current liabilities	25,806	614,762	2,399	642,967
Non-current liabilities	5,638	231,325	1,280	238,243

Total liabilities	31,444	846,087	3,679	881,210

Total equity	¥54,429	¥1,324,000	¥26,992	¥1,405,421

Sales revenue	¥168,229	¥2,589,380	¥6,777	¥2,764,386
Profit for the year	11,115	99,119	1,001	111,235

	Yen (millions)
As of and for the year ended March 31, 2019	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥53,449	¥1,143,390	¥8,897	¥1,205,736
Non-current assets	31,464	1,069,087	22,821	1,123,372

Total assets	84,913	2,212,477	31,718	2,329,108

Current liabilities	24,307	594,494	2,751	621,552
Non-current liabilities	4,414	216,199	1,168	221,781

Total liabilities	28,721	810,693	3,919	843,333

Total equity	¥56,192	¥1,401,784	¥27,799	¥1,485,775

Sales revenue	¥170,750	¥2,657,023	¥7,004	¥2,834,777
Profit for the year	8,654	143,833	766	153,253

Combined financial information in respect of joint ventures as of March 31, 2018 and 2019, and for the years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen (millions)
For the year ended March 31, 2017	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Sales revenue	¥671,227	¥3,038,643	¥4,796	¥3,714,666
Profit for the year	58,585	250,451	380	309,416

	Yen (millions)
As of and for the year ended March 31, 2018	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥208,510	¥1,219,060	¥2,736	¥1,430,306
Non-current assets	106,351	285,869	600	392,820

Total assets	314,861	1,504,929	3,336	1,823,126

Current liabilities	176,486	930,759	759	1,108,004
Non-current liabilities	9,884	73,508	1,190	84,582

Total liabilities	186,370	1,004,267	1,949	1,192,586

Total equity	¥128,491	¥500,662	¥1,387	¥630,540

Sales revenue	¥701,676	¥3,835,476	¥5,151	¥4,542,303
Profit for the year	56,733	347,661	337	404,731

	Yen (millions)
As of and for the year ended March 31, 2019	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥210,818	¥1,179,520	¥3,112	¥1,393,450
Non-current assets	119,749	377,019	683	497,451

Total assets	330,567	1,556,539	3,795	1,890,901

Current liabilities	192,951	929,071	1,039	1,123,061
Non-current liabilities	10,842	81,316	873	93,031

Total liabilities	203,793	1,010,387	1,912	1,216,092

Total equity	¥126,774	¥546,152	¥1,883	¥674,809

Sales revenue	¥746,385	¥3,819,913	¥5,907	¥4,572,205
Profit for the year	54,230	316,491	433	371,154

The amounts of a joint venture that is material to the Company are included in above.